Property and Equipment - Schedule of Property and Equipment, including Assets Held under Capital Lease (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,257,125	$ 2,257,125	$ 4,230,771
Less: Accumulated depreciation	(1,059,688)	(1,012,100)	(2,213,501)
Property and equipment, net	1,197,437	1,245,025	2,017,270
Computer and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	103,858	103,858	135,003
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	145,499	145,499	312,684
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,779,188	1,779,188	3,198,697
Capital Lease Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	155,520	155,520	279,277
Leaseholds
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 73,060	$ 73,060	$ 305,109